Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Entity Central Index Key	0000946110
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000110883
Shareholder Report [Line Items]
Fund Name	Credit Suisse Multialternative Strategy Fund
Class Name	Class A
Trading Symbol	CSQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Multialternative Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSQAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSQAX
Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Oct. 31, 2023
AssetsNet	$ 232,710,152
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 2,469,409
InvestmentCompanyPortfolioTurnover	214.00%
Material Fund Change Name [Text Block]

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Multialternative Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Multialternative Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Multialternative Strategy Fund as of the Closing Date.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000110885
Shareholder Report [Line Items]
Fund Name	Credit Suisse Multialternative Strategy Fund
Class Name	Class I
Trading Symbol	CSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Multialternative Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSQIX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSQIX
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Oct. 31, 2023
AssetsNet	$ 232,710,152
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 2,469,409
InvestmentCompanyPortfolioTurnover	214.00%
Material Fund Change Name [Text Block]

On August 16, 2024, UBS AM entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS AM’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Multialternative Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Multialternative Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Multialternative Strategy Fund as of the Closing Date.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000029053
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class A
Trading Symbol	CHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHIAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CHIAX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.95%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class A with load	Credit Suisse Leveraged Loan Index
10/31/2014	$9,530	$10,000
10/31/2015	$9,729	$10,081
10/31/2016	$10,266	$10,716
10/31/2017	$10,828	$11,279
10/31/2018	$11,207	$11,830
10/31/2019	$11,313	$12,139
10/31/2020	$11,391	$12,321
10/31/2021	$12,367	$13,372
10/31/2022	$12,061	$13,101
10/31/2023	$13,396	$14,615
10/31/2024	$14,659	$16,156

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	9.43%	5.32%	4.40%
Class A with load	4.16%	4.29%	3.90%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,971,472,265
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 9,782,023
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000029055
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class C
Trading Symbol	CHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CHICX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CHICX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.70%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class C with load	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000
10/31/2015	$10,133	$10,081
10/31/2016	$10,613	$10,716
10/31/2017	$11,111	$11,279
10/31/2018	$11,414	$11,830
10/31/2019	$11,437	$12,139
10/31/2020	$11,431	$12,321
10/31/2021	$12,335	$13,372
10/31/2022	$11,924	$13,101
10/31/2023	$13,146	$14,615
10/31/2024	$14,278	$16,156

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	8.61%	4.54%	3.63%
Class C with load	7.61%	4.54%	3.63%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,971,472,265
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 9,782,023
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000029052
Shareholder Report [Line Items]
Fund Name	Credit Suisse Floating Rate High Income Fund
Class Name	Class I
Trading Symbol	CSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Floating Rate High Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSHIX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSHIX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Asset allocation to High Yield and Collateralized Loan Obligation asset classes positively contributed to relative returns.

- Positive selection within the Aerospace, Information Technology, Transportation and Metals/Minerals sectors were the greatest contributors to sector attribution.

- From ratings perspective, there was positive selection in the Caa3, B3 and B1 ratings categories.

What didn’t work:

- The Fund experienced negative selection from Media/Telecommunication, Service, Chemicals, Manufacturing and Financial sectors.

- From a ratings perspective, there was negative selection from Caa2, C and Ca-rated investments.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class I	Credit Suisse Leveraged Loan Index
10/31/2014	$10,000	$10,000
10/31/2015	$10,233	$10,081
10/31/2016	$10,809	$10,716
10/31/2017	$11,448	$11,279
10/31/2018	$11,861	$11,830
10/31/2019	$12,017	$12,139
10/31/2020	$12,128	$12,321
10/31/2021	$13,202	$13,372
10/31/2022	$12,904	$13,101
10/31/2023	$14,369	$14,615
10/31/2024	$15,762	$16,156

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	9.70%	5.58%	4.66%
Credit Suisse Leveraged Loan Index	10.55%	5.89%	4.91%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 1,971,472,265
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 9,782,023
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,971,472,265
# of Portfolio Holdings	438
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$9,782,023

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	82.3%
Corporate Bonds	6.5
Short-Term Investments	6.5
Asset Backed Securities	3.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
A	0.1%
A+	0.1
B	30.4
B-	10.4
B+	8.5
BB	14.4
BB-	5.7
BB+	3.0
BBB	0.4
BBB-	4.4
C	0.1
CC	0.3
CCC	2.4
CCC-	1.0
CCC+	4.1
D	0.1
NR	7.1
Subtotal	92.5
Equity and Other	7.5
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000118321
Shareholder Report [Line Items]
Fund Name	Credit Suisse Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	CSAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSAAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSAAX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$148	1.55%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class A with load	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$9,474	$10,000	$10,000
10/31/2015	$10,655	$11,336	$9,693
10/31/2016	$10,961	$11,725	$10,234
10/31/2017	$10,764	$11,468	$10,355
10/31/2018	$10,019	$10,652	$10,143
10/31/2019	$10,154	$10,808	$11,110
10/31/2020	$9,593	$10,223	$11,736
10/31/2021	$11,419	$12,225	$11,590
10/31/2022	$13,797	$14,902	$9,181
10/31/2023	$12,672	$13,751	$9,339
10/31/2024	$11,525	$12,470	$10,230

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	(9.06%)	2.56%	1.98%
Class A with load	(13.85%)	1.47%	1.43%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 201,552,407
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,878,310
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2
Derivatives are not reflected in amounts reported above.
Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Name [Text Block]

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000120617
Shareholder Report [Line Items]
Fund Name	Credit Suisse Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	CSACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSACX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSACX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.30%

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class C with load	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$11,160	$11,336	$9,693
10/31/2016	$11,398	$11,725	$10,234
10/31/2017	$11,111	$11,468	$10,355
10/31/2018	$10,260	$10,652	$10,143
10/31/2019	$10,315	$10,808	$11,110
10/31/2020	$9,682	$10,223	$11,736
10/31/2021	$11,440	$12,225	$11,590
10/31/2022	$13,709	$14,902	$9,181
10/31/2023	$12,503	$13,751	$9,339
10/31/2024	$11,283	$12,470	$10,230

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	(9.76%)	1.81%	1.21%
Class C with load	(10.66%)	1.81%	1.21%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 201,552,407
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,878,310
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2
Derivatives are not reflected in amounts reported above.
Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Name [Text Block]

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000120618
Shareholder Report [Line Items]
Fund Name	Credit Suisse Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	CSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Managed Futures Strategy Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSAIX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSAIX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$124	1.30%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

Long-biased equity futures trading: Resilient corporate earnings, the intensification of pro-growth Chinese policy measures, and indications of easing inflationary pressure joined with money manager fear of missing out to send global equity markets higher to the benefit of the Fund.

Commodity swap trading also contributed, albeit modestly: Short-biased Agriculture exposure generated gains as supportive weather conditions and diminishing demand for ethanol feedstocks weighed on prices.

What didn’t work:

Mercurial positioning in currencies futures: With developed market monetary policy desynchronizing, investors paid particular attention to the rate of change in economic conditions in the US versus the rest of the G7 and to the impending US elections, as the Bank of Japan generally struck a gradualist tone in seeking to normalize monetary policy without spooking markets. The Fund’s exposure in the asset class shifted frequently and unprofitably.

Whipsawing fixed income futures trading: Fixed income markets flip-flopped as markets absorbed indications of lingering inflationary pressures even as volatile employment data, dwindling consumer confidence, and softening economic data left little doubt that higher for longer interest rates were closing in on their target and perhaps overshooting.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class I	Credit Suisse Managed Futures Liquid Index	Bloomberg Global Aggregate Bond Fund Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$11,288	$11,336	$9,693
10/31/2016	$11,641	$11,725	$10,234
10/31/2017	$11,455	$11,468	$10,355
10/31/2018	$10,690	$10,652	$10,143
10/31/2019	$10,854	$10,808	$11,110
10/31/2020	$10,287	$10,223	$11,736
10/31/2021	$12,276	$12,225	$11,590
10/31/2022	$14,865	$14,902	$9,181
10/31/2023	$13,687	$13,751	$9,339
10/31/2024	$12,473	$12,470	$10,230

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	(8.87%)	2.82%	2.23%
Credit Suisse Managed Futures Liquid Index	(9.31%)	2.90%	2.23%
Bloomberg Global Aggregate Bond Fund Index	9.55%	(1.64%)	0.23%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 201,552,407
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,878,310
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$201,552,407
# of Portfolio Holdings	13
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$1,878,310

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	82.8%
Short-Term Investments	17.2
Derivatives are not reflected in amounts reported above.
Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Name [Text Block]

On August 16, 2024, UBS (Americas) entered into an agreement with Manteio Scalable Technologies LLC (“Manteio”), Manteio Capital LLC and Manteio Partners LLC to transfer management of UBS (Americas)’s Quantitative Investment Strategies business, including the portfolio management team of the Fund, to Manteio (the “Transaction”). At a meeting held on August 15, 2024, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Agreement and Plan”) pursuant to which the Fund would be reorganized into Manteio Managed Futures Strategy Fund, a newly created mutual fund advised by Manteio (the “Reorganization”). At a Special Meeting of Shareholders of the Fund on November 15, 2024, shareholders of the Fund approved the Agreement and Plan. The Reorganization closed on November 22, 2024 (the “Closing Date”). As a result of the Reorganization, the Manteio Managed Futures Strategy Fund acquired the assets, subject to the liabilities, of the Fund, and shareholders of the Fund became shareholders of the Manteio Managed Futures Strategy Fund as of the Closing Date.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000118186
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class A
Trading Symbol	CSOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOAX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOAX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class A with load	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$9,527	$10,000	$10,000
10/31/2015	$9,697	$10,002	$10,196
10/31/2016	$10,387	$10,032	$10,641
10/31/2017	$11,500	$10,105	$10,737
10/31/2018	$11,740	$10,274	$10,517
10/31/2019	$12,259	$10,521	$11,727
10/31/2020	$12,499	$10,617	$12,453
10/31/2021	$13,742	$10,623	$12,393
10/31/2022	$12,679	$10,706	$10,450
10/31/2023	$13,985	$11,217	$10,487
10/31/2024	$15,851	$11,821	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class A	13.34%	5.27%	5.22%
Class A with load	7.99%	4.26%	4.71%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 848,520,788
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 3,427,671
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000120097
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class C
Trading Symbol	CSOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOCX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOCX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.79%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table assume the maximum deferred sales charge and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class C with load	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$10,114	$10,002	$10,196
10/31/2016	$10,754	$10,032	$10,641
10/31/2017	$11,817	$10,105	$10,737
10/31/2018	$11,986	$10,274	$10,517
10/31/2019	$12,410	$10,521	$11,727
10/31/2020	$12,558	$10,617	$12,453
10/31/2021	$13,705	$10,623	$12,393
10/31/2022	$12,564	$10,706	$10,450
10/31/2023	$13,740	$11,217	$10,487
10/31/2024	$15,457	$11,821	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class C	12.50%	4.49%	4.45%
Class C with load	11.50%	4.49%	4.45%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 848,520,788
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 3,427,671
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874
C000120098
Shareholder Report [Line Items]
Fund Name	Credit Suisse Strategic Income Fund
Class Name	Class I
Trading Symbol	CSOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Credit Suisse Strategic Income Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://us-fund.credit-suisse.com/CSOIX. You can also request this information by contacting us at 877-870-2874.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-870-2874
Additional Information Website	https://us-fund.credit-suisse.com/CSOIX
Expenses [Text Block]

What were the Fund costs for the last year?

Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

- Greatest contributors to the Fund's performance were asset allocation to High Yield Bonds, followed by Bank Loans and then Collateralized Loan Obligations.

- Sectors that contributed the most to returns include Information Technology, Financials and Healthcare.

- By ratings, B2, B3 and B1-rated investments contributed the most to returns.

What didn’t work:

- No sectors produced negative returns for the twelve-month period, but Utility and Consumer Non-Durables contributed the least to overall returns.

- The only rating that produced negative returns was C-rated.

Performance Past Does Not Indicate Future [Text]	Performance data represents past performance, which does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Line Graph [Table Text Block]
	Class I	ICE BofA U.S. 3-Month Treasury Bill Index	Bloomberg US Aggregate Bond Index
10/31/2014	$10,000	$10,000	$10,000
10/31/2015	$10,205	$10,002	$10,196
10/31/2016	$10,960	$10,032	$10,641
10/31/2017	$12,177	$10,105	$10,737
10/31/2018	$12,463	$10,274	$10,517
10/31/2019	$13,046	$10,521	$11,727
10/31/2020	$13,334	$10,617	$12,453
10/31/2021	$14,682	$10,623	$12,393
10/31/2022	$13,594	$10,706	$10,450
10/31/2023	$15,031	$11,217	$10,487
10/31/2024	$17,077	$11,821	$11,593

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
Class I	13.61%	5.53%	5.50%
ICE BofA U.S. 3-Month Treasury Bill Index	5.39%	2.36%	1.69%
Bloomberg US Aggregate Bond Index	10.55%	(0.23%)	1.49%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 848,520,788
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 3,427,671
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$848,520,788
# of Portfolio Holdings	517
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$3,427,671

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

Bank Loans	51.2%
Corporate Bonds	36.8
Short-Term Investments	8.3
Asset Backed Securities	2.9
Common Stocks	0.8
Warrants	0.0

Derivatives are not reflected in amounts reported above.

Largest Holdings [Text Block]

Credit Quality BreakdownFootnote Reference*

(% of Total Investments)

S&P RatingsFootnote Reference**	Value
AAA	0.2%
B	28.0
B-	8.8
B+	8.0
BB	17.1
BB-	7.7
BB+	6.2
BBB	0.0
BBB-	2.6
C	0.0
CC	0.2
CCC	1.9
CCC-	0.5
CCC+	4.4
NR	5.2
Subtotal	90.8
Equity and Other	9.2
Total	100.0%
Footnote	Description
Footnote*	Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.
Footnote**	Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit asset classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

Derivatives are not reflected in amounts reported above.

Material Fund Change [Text Block]

Material Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Material Fund Change Adviser [Text Block]

On May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) merged into UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced Credit Suisse Securities (USA) LLC as the Fund’s underwriter and distributor. Credit Suisse Asset Management Limited, an affiliate of Credit Suisse, ceased serving as sub-investment advisor to the Fund on May 1, 2024.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended October 31, 2023.
Updated Prospectus Phone Number	877-870-2874